Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 26)	¥ 0	¥ 2,390	¥ 0
Gain on sales of property, plant and equipment and investment property	165	363	144
Gain on divestment of business to Teva Takeda Yakuhin	18,265	10,198	7,832
Gain on divestment of business and subsidiaries (Note 18)	18,265	6,081	7,243
Other	6,318	13,262	11,404
Total	24,747	26,212	19,379
Other operating expenses:
Donations and contributions	6,866	7,663	7,009
Restructuring expenses (Note 22)	70,818	128,133	81,358
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 26)	1,006	1,788	20,757
Valuation reserve for pre-launch inventories (reversal)	50,984	(7,313)	11,052
Impairment of assets held for sale (Note 18)	1,363	6,812	1,685
Provisions for legal proceedings related to AMITIZA (Note 31)	403,478	0	0
Other	24,466	69,650	84,666
Total	558,979	206,733	206,527
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin	¥ 0	¥ 4,117	¥ 588